5. Segment Reporting	12 Months Ended
Dec. 31, 2019
Segment Reporting
Segment Reporting

5.          Segment reporting

(i)	Information about reportable segment

The Group is active in the discovery, pre-clinical and clinical development of antibodies based on its core technology. The activities are either conducted as own project development or for third party companies. Management of resources and reporting to the chief operating decision maker is based on the Group as a whole.

(ii)	Geographic information

The geographic information below analyses the Group’s revenue and non-current assets by country. In presenting the following information, segment revenue has been based on the geographic location of the customers and segment assets were based on the geographic location of the assets.

Discovery activities and research services are conducted in both the Heidelberg and Plzen premises. Pre-clinical and clinical activities are conducted and coordinated from Heidelberg.

	2019	2018	2017
Revenue:
Germany	0	31	80
Europe	1,646	1,175	1,236
USA	19,745	22,529	694
	21,391	23,735	2,010

Non-current assets as of December, 31:
Germany	2,017	1,224	957
Czech Republic	870	246	221
USA	3,558	3,825	0
	6,445	5,295	1,178

(iii)	Major Customers

In 2018 and 2019, the Group’s revenue with Genentech Inc. exceeded 10% of total revenues. For the year ended December 31, 2017, the Group’s revenue with four customers exceeded 10% of total revenues.